PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	5,653,853,691	7,481,678,114
Restricted cash	576,546,098	593,093,671
Cash and cash equivalents included in held-for-sale assets	43,558,640	—
Total	6,273,958,429	8,074,771,785

Schedule of property plant and equipment useful life
Buildings	20 years
Machinery and equipment	5~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Schedule of accrued warranty cost

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	643,307,854	656,677,245	751,440,343
Additions	278,417,311	303,652,391	363,159,029
Utilization	(102,600,327)	(85,035,667)	(98,525,648)
Reversal to selling and marketing expense	(162,447,593)	(123,853,626)	(123,942,984)
At end of year	656,677,245	751,440,343	892,130,740